Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 404,394		$ 258,075
Cost of sales	(327,803)		(414,098)
Gross Profit	76,591		(156,023)
Operating expenses
Depreciation and amortization	211,168	84,788	433,693	137,271
Consulting and professional fees	518,867	863,287	1,463,786	2,377,926
Personnel expenses	512,657	226,822	624,710	495,699
General and administrative expenses	3,652,167	315,859	2,305,195	1,019,287
Total operating expenses	4,894,859	1,490,756	4,827,384	4,030,183
Operating loss	(4,818,268)	(1,490,756)	(4,983,407)	(4,030,183)
Other income (expenses):
Finance income		38,116		2,953
Finance expense	(820,127)	(17,749)	(925,092)	(81,083)
Foreign exchange gain (loss), net	(417,418)	44,521	273,606	(132,842)
Gain (loss) on debt settlement	(120,623)	21,575	1,914,956	(219,719)
Transaction costs	(70,000)		(350,000)
Other income	126			74,455
Change in fair value of financial liabilities measured at FVTPL			1,750,820
Gain on sale of subsidiary				198,780
Write-off of AP, net				475,816
Write-off of holdback payable				400,000
Write-off of loan receivable			(235,686)
Impairment loss			(44,812,112)
Total other income (expenses)	(1,428,042)	86,463	(42,383,508)	718,360
Net loss from continuing operations	(6,246,310)	(1,404,293)	(47,366,915)	(3,311,823)
Gain from discontinued operation		589,292	507,604	(784,206)
Net loss	(6,246,310)	(815,001)	(46,859,311)	(4,096,029)
Translation adjustment	448,282	122,144	(175,651)	(101,188)
Comprehensive loss	(5,798,028)	(692,857)	(47,034,962)	(4,197,217)
Net loss attributable to:
Shareholders of the Company	(6,196,557)	(815,001)	(45,653,948)	(4,096,029)
Non-controlling interest	(49,753)		(1,205,363)
Net loss	(6,246,310)	(815,001)	(46,859,311)	(4,096,029)
Net comprehensive loss attributable to:
Shareholders of the Company	(6,152,223)	(692,857)	(46,242,254)	(4,197,217)
Non-controlling interest	354,195		(792,708)
Comprehensive loss	$ (5,798,028)	$ (692,857)	$ (47,034,962)	$ (4,197,217)
Loss per share from continuing operations – basic (in Dollars per share)	$ (11.8)	$ (45.54)	$ (669.58)	$ (223.48)
Loss per share from continuing operations – diluted (in Dollars per share)	(11.8)	(45.54)	(669.58)	(223.48)
Loss per share – basic (in Dollars per share)	(11.8)	(26.43)	(662.22)	(276.4)
Loss per share – diluted (in Dollars per share)	$ (11.8)	$ (26.43)	$ (662.22)	$ (276.4)
Weighted average common shares outstanding (in Shares)	525,042	30,840	68,941	14,819